Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of Warrants Outstanding and Exercisable	Following is a summary of the status of warrants outstanding and exercisable as of September 30, 2023:
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Warrants outstanding, as of March 31, 2023	6,340,000	3.0	—
Issued	—	$—	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of September 30, 2023	6,340,000	$3.0	—
Warrants exercisable, as of September 30, 2023	6,340,000	$3.0	—